Financial Instruments and Risks - Guarantees (Details) R$ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)
Financial Instruments and Risks
Consolidated operations of accounts receivable indexed to exports	$ 365	R$ 1,417,026	$ 429	R$ 1,421,446